Borrowings (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Summary of Borrowings

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Current
Short-term borrowings:
Bank loans	66,100	99,600	14,870
Current portion of long-term borrowings	2,376	2,684	401

Total current borrowings	68,476	102,284	15,271

Non-Current
Long-term borrowings:
Bank loans	54,349	52,962	7,907

Total non-current borrowings	54,349	52,962	7,907

Total borrowings	122,825	155,246	23,178